Income Taxes - Reconciliation of Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal tax (benefit) at statutory rate	21.00%	21.00%	21.00%
State tax (benefit) at statutory rate, net of federal benefit	3.00%	4.00%	4.00%
Change in valuation allowance	(21.00%)	(23.00%)	(25.00%)
Stock-based compensation	(2.00%)	0.00%	(1.00%)
Research and development credits	3.00%	1.00%	1.00%
Change in fair value of forward contract liability	0.00%	(3.00%)	0.00%
Non-deductible expenses	(3.00%)	0.00%	0.00%
Non-deductible interest expense	(2.00%)	0.00%	0.00%
Provision for income taxes	(1.00%)	0.00%	0.00%